Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Depreciation Expense [Abstract]
Operating costs	¥ 392
Selling expenses	2,036		3,026	3,166
General and administrative expenses	5,940		519	2,437
Depreciation expense	¥ 8,368	$ 1,151	¥ 3,545	¥ 5,603